Consolidated statements of comprehensive income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of comprehensive income [Abstract]
Net income for the year	$ 309,492	$ 114,795	$ 15,458
Items that will not be subsequently reclassified to profit or loss
Actuarial gains, net (Note 21)	52	4,551	8,453
Revaluation surplus (Note 23)	0	22,974	0
Income tax on other comprehensive income	(15)	(8,257)	(2,536)
Total of other comprehensive income for the year	37	19,268	5,917
Comprehensive income for the year	309,529	134,063	21,375
Attributable to:
Non-controlling interest	(220)	309	(4,733)
Controlling interest	$ 309,749	$ 133,754	$ 26,108